Fair value measurements - Schedule of unrealized gains and losses recognized for Level 3 financial instruments (Detail) - JPY (¥) ¥ in Billions		12 Months Ended
		Mar. 31, 2025	Mar. 31, 2024
Fair value, assets and liabilities measured on recurring basis, unobservable input reconciliation [Line items]
Fair Value, Asset, Recurring Basis, Still Held, Unrealized Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]		Revenues	Revenues
Fair Value, Liability, Recurring Basis, Still Held, Unrealized Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]		Revenues	Revenues
Recurring [Member] | Level 3 [Member]
Fair value, assets and liabilities measured on recurring basis, unobservable input reconciliation [Line items]
Unrealized gains/(losses), Assets	[1]	¥ (40)	¥ (9)
Unrealized gains/(losses), Liabilities	[1]	18	(17)
Recurring [Member] | Level 3 [Member] | Trading assets and private equity and debt investments [Member]
Fair value, assets and liabilities measured on recurring basis, unobservable input reconciliation [Line items]
Unrealized gains/(losses), Assets	[1]	(17)	3
Recurring [Member] | Level 3 [Member] | Trading assets and private equity and debt investments [Member] | Equities [Member]
Fair value, assets and liabilities measured on recurring basis, unobservable input reconciliation [Line items]
Unrealized gains/(losses), Assets	[1]	0	0
Recurring [Member] | Level 3 [Member] | Trading assets and private equity and debt investments [Member] | Private equity and debt investments [Member]
Fair value, assets and liabilities measured on recurring basis, unobservable input reconciliation [Line items]
Unrealized gains/(losses), Assets	[1]	(1)	11
Recurring [Member] | Level 3 [Member] | Trading assets and private equity and debt investments [Member] | Foreign government, agency and municipal securities [Member]
Fair value, assets and liabilities measured on recurring basis, unobservable input reconciliation [Line items]
Unrealized gains/(losses), Assets	[1]	0	1
Recurring [Member] | Level 3 [Member] | Trading assets and private equity and debt investments [Member] | Collateralized debt obligations ("CDOs") and other [Member]
Fair value, assets and liabilities measured on recurring basis, unobservable input reconciliation [Line items]
Unrealized gains/(losses), Assets	[1]	(24)	(4)
Recurring [Member] | Level 3 [Member] | Trading assets and private equity and debt investments [Member] | Bank and corporate debt securities and loans for trading purposes [Member]
Fair value, assets and liabilities measured on recurring basis, unobservable input reconciliation [Line items]
Unrealized gains/(losses), Assets	[1]	(6)	(7)
Recurring [Member] | Level 3 [Member] | Trading assets and private equity and debt investments [Member] | Commercial mortgage-backed securities ("CMBS") [Member]
Fair value, assets and liabilities measured on recurring basis, unobservable input reconciliation [Line items]
Unrealized gains/(losses), Assets	[1]	7	0
Recurring [Member] | Level 3 [Member] | Trading assets and private equity and debt investments [Member] | Residential mortgage-backed securities ("RMBS") [Member]
Fair value, assets and liabilities measured on recurring basis, unobservable input reconciliation [Line items]
Unrealized gains/(losses), Assets	[1]	2	1
Recurring [Member] | Level 3 [Member] | Trading assets and private equity and debt investments [Member] | Real estate-backed securities [Member]
Fair value, assets and liabilities measured on recurring basis, unobservable input reconciliation [Line items]
Unrealized gains/(losses), Assets	[1]	5	1
Recurring [Member] | Level 3 [Member] | Trading assets and private equity and debt investments [Member] | Investment trust funds and other [Member]
Fair value, assets and liabilities measured on recurring basis, unobservable input reconciliation [Line items]
Unrealized gains/(losses), Assets	[1]	0	0
Recurring [Member] | Level 3 [Member] | Equity contracts [Member]
Fair value, assets and liabilities measured on recurring basis, unobservable input reconciliation [Line items]
Unrealized gains/(losses), Assets	[1],[2]	(3)	1
Recurring [Member] | Level 3 [Member] | Interest rate contracts [Member]
Fair value, assets and liabilities measured on recurring basis, unobservable input reconciliation [Line items]
Unrealized gains/(losses), Assets	[1],[2]	(23)	(39)
Recurring [Member] | Level 3 [Member] | Credit contracts [Member]
Fair value, assets and liabilities measured on recurring basis, unobservable input reconciliation [Line items]
Unrealized gains/(losses), Assets	[1],[2]	(26)	8
Recurring [Member] | Level 3 [Member] | Foreign exchange contracts [Member]
Fair value, assets and liabilities measured on recurring basis, unobservable input reconciliation [Line items]
Unrealized gains/(losses), Assets	[1],[2]	(7)	(14)
Recurring [Member] | Level 3 [Member] | Other contracts [Member]
Fair value, assets and liabilities measured on recurring basis, unobservable input reconciliation [Line items]
Unrealized gains/(losses), Assets		2
Recurring [Member] | Level 3 [Member] | Derivatives, net [Member]
Fair value, assets and liabilities measured on recurring basis, unobservable input reconciliation [Line items]
Unrealized gains/(losses), Assets	[1],[2]	(57)	(44)
Recurring [Member] | Level 3 [Member] | Subtotal [Member]
Fair value, assets and liabilities measured on recurring basis, unobservable input reconciliation [Line items]
Unrealized gains/(losses), Assets	[1]	(74)	(41)
Recurring [Member] | Level 3 [Member] | Loans and receivables [Member]
Fair value, assets and liabilities measured on recurring basis, unobservable input reconciliation [Line items]
Unrealized gains/(losses), Assets	[1]	14	22
Recurring [Member] | Level 3 [Member] | Collateralized agreements [Member]
Fair value, assets and liabilities measured on recurring basis, unobservable input reconciliation [Line items]
Unrealized gains/(losses), Assets	[1]	0	0
Recurring [Member] | Level 3 [Member] | Non-Trading debt Securities [Member]
Fair value, assets and liabilities measured on recurring basis, unobservable input reconciliation [Line items]
Unrealized gains/(losses), Assets	[1]	0	1
Recurring [Member] | Level 3 [Member] | Other [Member]
Fair value, assets and liabilities measured on recurring basis, unobservable input reconciliation [Line items]
Unrealized gains/(losses), Assets	[1],[3]	20	9
Recurring [Member] | Level 3 [Member] | Trading liabilities [Member]
Fair value, assets and liabilities measured on recurring basis, unobservable input reconciliation [Line items]
Unrealized gains/(losses), Liabilities	[1]	1	1
Recurring [Member] | Level 3 [Member] | Trading liabilities [Member] | Equities [Member]
Fair value, assets and liabilities measured on recurring basis, unobservable input reconciliation [Line items]
Unrealized gains/(losses), Liabilities	[1]	0
Recurring [Member] | Level 3 [Member] | Trading liabilities [Member] | Foreign government, agency and municipal securities [Member]
Fair value, assets and liabilities measured on recurring basis, unobservable input reconciliation [Line items]
Unrealized gains/(losses), Liabilities	[1]		0
Recurring [Member] | Level 3 [Member] | Trading liabilities [Member] | Bank and corporate debt securities [Member]
Fair value, assets and liabilities measured on recurring basis, unobservable input reconciliation [Line items]
Unrealized gains/(losses), Liabilities	[1]	0	1
Recurring [Member] | Level 3 [Member] | Trading liabilities [Member] | Collateralized debt obligations ("CDOs") and other [Member]
Fair value, assets and liabilities measured on recurring basis, unobservable input reconciliation [Line items]
Unrealized gains/(losses), Liabilities		1
Recurring [Member] | Level 3 [Member] | Short-term borrowings [Member]
Fair value, assets and liabilities measured on recurring basis, unobservable input reconciliation [Line items]
Unrealized gains/(losses), Liabilities	[1],[4]	(7)	0
Recurring [Member] | Level 3 [Member] | Payables and deposits [Member]
Fair value, assets and liabilities measured on recurring basis, unobservable input reconciliation [Line items]
Unrealized gains/(losses), Liabilities	[1],[4]	1	0
Recurring [Member] | Level 3 [Member] | Long-term borrowings [Member]
Fair value, assets and liabilities measured on recurring basis, unobservable input reconciliation [Line items]
Unrealized gains/(losses), Liabilities	[1],[4]	24	(21)
Recurring [Member] | Level 3 [Member] | Other liabilities [Member]
Fair value, assets and liabilities measured on recurring basis, unobservable input reconciliation [Line items]
Unrealized gains/(losses), Liabilities	[1]	¥ (1)	¥ 3

[1]	Includes gains and losses reported within Net gain on trading, Gain on private equity and debt investments, and also within Gain(loss) on investments in equity securities, Revenue—Other and Non-interest expenses—Other, Interest and dividends and Interest expense in the consolidated statements of income.
[2]	Derivatives which contain multiple types of risk are classified based on the primary risk type of the instrument.
[3]	Includes non-financial assets carried at fair value on a recurring basis.
[4]	Includes unrealized gains and losses of ¥(1) billion and ¥10 billion for the years ended March 31, 2024 and 2025 recognized in Other comprehensive income (loss) for recurring Level 3 fair value measurements held at the end of the reporting period.